Changes in Stockholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Stockholders' equity (deficit):
Changes in Stockholders' Equity (Deficit)

Reverse Stock Split

On June 27, 2018, the Company effected a 1-for-250 reverse stock split (the “Reverse Stock Split”). No fractional shares were issued, and no cash or other consideration was paid in connection with the Reverse Stock Split. Instead, the Company issued one whole share of the post-Reverse Stock Split common stock to any stockholder who otherwise would have received a fractional share as a result of the Reverse Stock Split. The Company was authorized to issue 1,000,000,000 shares of common stock prior to the Reverse Stock Split, which remains unaffected. The Reverse Stock Split did not have any effect on the stated par value of the common stock, or the Company’s authorized preferred stock. Unless otherwise stated, all share and per share information in this Quarterly Report on Form 10-Q has been retroactively adjusted to reflect the Reverse Stock Split.

Convertible Preferred Stock

The Company has 10,000,000 authorized shares of Preferred Stock, of which 2,000,000 shares of $0.001 par value Series A Convertible Preferred Stock (“Series A Preferred Stock”) have been designated, and another 1,000,000 shares of $0.001 par value Series B Convertible Preferred Stock (“Series B Preferred Stock”) were designated on November 23, 2018. The Company shall reserve and keep available out of its authorized but unissued shares of Common Stock such number of shares sufficient to effect the conversions, and agreed to reserve no less than 225 million shares.

Convertible Preferred Stock, Series A

Each share of Series A Preferred Stock is convertible, at the option of the holder thereof, at any time after the issuance of such share into one (1) fully paid and non-assessable share of Common Stock. Each outstanding share of Series A Preferred Stock is entitled to one hundred (100) votes per share on all matters to which the shareholders of the Corporation are entitled or required to vote.

Convertible Preferred Stock, Series B

Each share of Series B Preferred Stock is convertible, at the option of the holder thereof, at any time after the issuance of such share into that number of fully paid and nonassessable shares of our common stock equal to the quotient of the Conversion Principal Amount divided by the lesser of (a) the Fixed Conversion Price established by our Board of Directors on the date of conversion, and (b) the Fair Market Value. The Certificate of Designation defines Fair Market Value as 60% of the lowest Traded Price for the common stock for the previous fifteen (15) trading days prior to the Conversion Date on the market or exchange where our common stock is trading. The Conversion Principal Amount is equal to the Original Issue Price ($1.00) divided by nine-tenths (0.9). The Fixed Conversion Price is the price set by our Board of Directors upon conversion but in no event less than the last Traded Price of our common stock. Traded Price is defined as the price at which our common stock changes hands on the designated exchange or market. Conversion of the Series B Preferred Stock is subject to a Beneficial Ownership Limitation that prohibits the conversion of the Series B Preferred Stock if the conversion would result in beneficial ownership by the holder and its affiliates of more than 4.99% of our outstanding shares of common stock. A holder of Series B Preferred Stock may increase its Beneficial Ownership Limitation up to 9.99% but only after 61 days have passed since the holder gave notice to the Company. The Series B Preferred Stock has no voting rights. The rights of the Series B Preferred Stock survive any reorganization, merger or sale of the Company.

The holders of Series B Preferred Stock shall receive noncumulative dividends on an as-converted basis in the same form as any dividends to be paid out on shares of our common stock. Any dividends paid will first be paid to the holders of Series B Preferred Stock prior and in preference to any payment or distribution to holders of common stock. Other than as set forth in the previous sentence, the Certificate of Designation provides that no other dividends shall be paid on Series B Preferred Stock. Dividends on the Series B Preferred Stock are not mandatory or cumulative. There are no sinking fund provisions applicable to the Series B Preferred Stock, and the holders of Series B Preferred Stock have no redemption rights. The Corporation may redeem the Series B Preferred Stock upon 30 days’ prior notice at a price equal to the sum of 133% of the Original Issue Price plus the amount of any unpaid dividends on the shares to be redeemed.

As long as any shares of Series B Preferred Stock remain outstanding, the Certificate of Designation provides that without the approval of 75% of the holders of the outstanding Series B Preferred Stock, we may not (i) alter or change the rights, preferences, or privileges of the Series B Convertible Preferred Stock, (ii) increase or decrease the number of authorized shares of Series B Convertible Preferred Stock, or (iii) authorize the issuance of securities having a preference over or on par with the Series B Preferred Stock.

Common Stock Issuances for Series B Preferred Stock Conversions

On August 8, 2019, the Company issued 925,927 shares of common stock pursuant to the conversion of 2,500 of Series B Convertible Preferred Stock held by RedDiamond Partners.

On August 2, 2019, the Company issued 851,853 shares of common stock pursuant to the conversion of 2,300 of Series B Convertible Preferred Stock held by RedDiamond Partners.

On July 29, 2019, the Company issued 796,297 shares of common stock pursuant to the conversion of 2,150 of Series B Convertible Preferred Stock held by RedDiamond Partners.

On July 23, 2019, the Company issued 741,741 shares of common stock pursuant to the conversion of 2,470 of Series B Convertible Preferred Stock held by RedDiamond Partners.

On July 16, 2019, the Company issued 707,071 shares of common stock pursuant to the conversion of 3,500 of Series B Convertible Preferred Stock held by RedDiamond Partners.

On July 8, 2019, the Company issued 666,667 shares of common stock pursuant to the conversion of 3,300 of Series B Convertible Preferred Stock held by RedDiamond Partners.

Common Stock

The Company has one billion authorized shares of $0.00001 par value Common Stock, as increased pursuant to an amendment to the articles of incorporation on February 9, 2016.

Common Stock Issuances for Debt Conversions

On September 30, 2019, the Company issued 1,947,368 shares of common stock pursuant to the conversion of $7,400 of principal from the First PowerUp Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On September 26, 2019, the Company issued 2,150,000 shares of common stock pursuant to the conversion of $6,450 of principal from the Third RedDiamond Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On September 23, 2019, the Company issued 2,050,000 shares of common stock pursuant to the conversion of $6,150 of principal from the Third RedDiamond Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On September 18, 2019, the Company issued 1,950,000 shares of common stock pursuant to the conversion of $5,850 of principal from the Third RedDiamond Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On September 17, 2019, the Company issued 1,920,000 shares of common stock pursuant to the conversion of $6,912 of principal from the Second SEG-RedaShex Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On September 16, 2019, the Company issued 1,863,000 shares of common stock pursuant to the conversion of $5,589 of principal from the Third RedDiamond Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On September 12, 2019, the Company issued 1,680,000 shares of common stock pursuant to the conversion of $5,040 of principal from the Third RedDiamond Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On September 10, 2019, the Company issued 1,590,000 shares of common stock pursuant to the conversion of $5,724 of principal from the Second SEG-RedaShex Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On September 6, 2019, the Company issued 1,600,000 shares of common stock pursuant to the conversion of $4,960 of principal from the Third RedDiamond Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On September 3, 2019, the Company issued 1,540,000 shares of common stock pursuant to the conversion of $4,774, consisting of $2,221 of principal and $2,553 of interest from the Second RedDiamond Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On August 28, 2019, the Company issued 1,469,000 shares of common stock pursuant to the conversion of $4,554 of principal from the Second RedDiamond Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On August 22, 2019, the Company issued 1,360,000 shares of common stock pursuant to the conversion of $4,216 of principal from the Second RedDiamond Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On August 20, 2019, the Company issued 1,295,000 shares of common stock pursuant to the conversion of $4,533 of principal from the Second RedDiamond Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On August 19, 2019, the Company issued 1,230,000 shares of common stock pursuant to the conversion of $3,936 of principal from the Second RedDiamond Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On August 15, 2019, the Company issued 1,124,000 shares of common stock pursuant to the conversion of $2,810 of principal from the Second RedDiamond Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On August 15, 2019, the Company issued 833,333 shares of common stock pursuant to the conversion of $2,500 of principal from the First SEG-RedaShex Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On August 14, 2019, the Company issued 1,080,000 shares of common stock pursuant to the conversion of $2,700 of principal from the Second RedDiamond Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On August 13, 2019, the Company issued 1,030,000 shares of common stock pursuant to the conversion of $2,575 of principal from the Second RedDiamond Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On August 12, 2019, the Company issued 833,333 shares of common stock pursuant to the conversion of $2,500 of principal from the First SEG-RedaShex Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On August 12, 2019, the Company issued 982,400 shares of common stock pursuant to the conversion of $2,456 of principal from the Second RedDiamond Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On August 1, 2019, the Company issued 833,333 shares of common stock pursuant to the conversion of $2,500 of principal from the First SEG-RedaShex Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On July 11, 2019, the Company issued 634,057 shares of common stock pursuant to the conversion of $3,500 of principal from the First SEG-RedaShex Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On June 27, 2019, the Company issued 640,000 shares of common stock pursuant to the conversion of $2,944 of principal from the Second Diamond Rock Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On June 21, 2019, the Company issued 612,500 shares of common stock pursuant to the conversion of $2,817 of principal from the Second Diamond Rock Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On June 17, 2019, the Company issued 550,000 shares of common stock pursuant to the conversion of $2,530 of principal from the Second Diamond Rock Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On June 7, 2019, the Company issued 530,000 shares of common stock pursuant to the conversion of $2,703 of interest from the Second Diamond Rock Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On May 28, 2019, the Company issued 505,000 shares of common stock pursuant to the conversion of $4,596 of interest from the Second Diamond Rock Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On May 22, 2019, the Company issued 497,512 shares of common stock pursuant to the conversion of $6,000 of principal from the First SEG-RedaShex Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On May 16, 2019, the Company issued 480,000 shares of common stock pursuant to the conversion of $4,992, consisting of $1,141 of principal and $3,851 of interest, from the Second Diamond Rock Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On May 7, 2019, the Company issued 460,000 shares of common stock pursuant to the conversion of $5,106 of principal from the Second Diamond Rock Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On April 26, 2019, the Company issued 400,000 shares of common stock pursuant to the conversion of $4,520 of principal from the Second Diamond Rock Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On March 22, 2019, the Company issued 386,000 shares of common stock pursuant to the conversion of $6,369, consisting of $2,136 of principal and $4,233 of interest, from the Second Diamond Rock Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On March 6, 2019, the Company issued 370,000 shares of common stock pursuant to the conversion of $5,739 of principal from the Second Diamond Rock Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On February 26, 2019, the Company issued 349,463 shares of common stock pursuant to the conversion of $6,500 of principal from the First SEG-RedaShex Note. The shares were subsequently issued in May of 2019. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On February 26, 2019, the Company issued 340,000 shares of common stock pursuant to the conversion of $5,273 of principal from the Second Diamond Rock Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On February 12, 2019, the Company issued 346,200 shares of common stock pursuant to the conversion of $6,924 of principal from the Second Diamond Rock Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On February 1, 2019, the Company issued 315,000 shares of common stock pursuant to the conversion of $7,875 of principal from the Second Diamond Rock Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On January 23, 2019, the Company issued 260,000 shares of common stock pursuant to the conversion of $6,513 of principal from the Second Diamond Rock Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On January 11, 2019, the Company issued 280,000 shares of common stock pursuant to the conversion of $5,597 of principal from the Second Diamond Rock Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On January 2, 2019, the Company issued 281,385 shares of common stock pursuant to the conversion of $6,500 of principal from the First SEG-RedaShex Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

Common Stock Issuances on Subscriptions Payable

On January 1, 2019, the Company issued 276,960 shares to DiamondRock, LLC for the conversion of $5,345 of debt on December 31, 2018.

Reverse Stock Split

On June 27, 2018, the Company effected a 1-for-250 reverse stock split (the “Reverse Stock Split”). No fractional shares were issued, and no cash or other consideration was paid in connection with the Reverse Stock Split. Instead, the Company issued one whole share of the post-Reverse Stock Split common stock to any stockholder who otherwise would have received a fractional share as a result of the Reverse Stock Split. The Company was authorized to issue 1,000,000,000 shares of common stock prior to the Reverse Stock Split, which remains unaffected. The Reverse Stock Split did not have any effect on the stated par value of the common stock, or the Company’s authorized preferred stock. Unless otherwise stated, all share and per share information in this Annual Report on Form 10-K has been retroactively adjusted to reflect the Reverse Stock Split.

Convertible Preferred Stock

The Company has 10,000,000 authorized shares of Preferred Stock, of which 2,000,000 shares of $0.001 par value Series A Convertible Preferred Stock (“Series A Preferred Stock”) have been designated, and another 1,000,000 shares of $0.001 par value Series B Convertible Preferred Stock (“Series B Preferred Stock”) were designated on November 23, 2018. The Company shall reserve and keep available out of its authorized but unissued shares of Common Stock such number of shares sufficient to effect the conversions, and agreed to reserve no less than 225 million shares.

Convertible Preferred Stock, Series A

Each share of Series A Preferred Stock is convertible, at the option of the holder thereof, at any time after the issuance of such share into one (1) fully paid and non-assessable share of Common Stock. Each outstanding share of Series A Preferred Stock is entitled to one hundred (100) votes per share on all matters to which the shareholders of the Corporation are entitled or required to vote.

Convertible Preferred Stock, Series B

Each share of Series B Preferred Stock is convertible, at the option of the holder thereof, at any time after the issuance of such share into that number of fully paid and nonassessable shares of our common stock equal to the quotient of the Conversion Principal Amount divided by the lesser of (a) the Fixed Conversion Price established by our Board of Directors on the date of conversion, and (b) the Fair Market Value. The Certificate of Designation defines Fair Market Value as 60% of the lowest Traded Price for the common stock for the previous fifteen (15) trading days prior to the Conversion Date on the market or exchange where our common stock is trading. The Conversion Principal Amount is equal to the Original Issue Price ($1.00) divided by nine-tenths (0.9). The Fixed Conversion Price is the price set by our Board of Directors upon conversion but in no event less than the last Traded Price of our common stock. Traded Price is defined as the price at which our common stock changes hands on the designated exchange or market. Conversion of the Series B Preferred Stock is subject to a Beneficial Ownership Limitation that prohibits the conversion of the Series B Preferred Stock if the conversion would result in beneficial ownership by the holder and its affiliates of more than 4.99% of our outstanding shares of common stock. A holder of Series B Preferred Stock may increase its Beneficial Ownership Limitation up to 9.99% but only after 61 days have passed since the holder gave notice to the Company. The Series B Preferred Stock has no voting rights. The rights of the Series B Preferred Stock survive any reorganization, merger or sale of the Company.

The holders of Series B Preferred Stock shall receive noncumulative dividends on an as-converted basis in the same form as any dividends to be paid out on shares of our common stock. Any dividends paid will first be paid to the holders of Series B Preferred Stock prior and in preference to any payment or distribution to holders of common stock. Other than as set forth in the previous sentence, the Certificate of Designation provides that no other dividends shall be paid on Series B Preferred Stock. Dividends on the Series B Preferred Stock are not mandatory or cumulative. There are no sinking fund provisions applicable to the Series B Preferred Stock, and the holders of Series B Preferred Stock have no redemption rights. The Corporation may redeem the Series B Preferred Stock upon 30 days’ prior notice at a price equal to the sum of 133% of the Original Issue Price plus the amount of any unpaid dividends on the shares to be redeemed.

As long as any shares of Series B Preferred Stock remain outstanding, the Certificate of Designation provides that without the approval of 75% of the holders of the outstanding Series B Preferred Stock, we may not (i) alter or change the rights, preferences, or privileges of the Series B Convertible Preferred Stock, (ii) increase or decrease the number of authorized shares of Series B Convertible Preferred Stock, or (iii) authorize the issuance of securities having a preference over or on par with the Series B Preferred Stock.

Sale of Convertible Preferred Stock, Series B (2018)

On November 23, 2018, we sold 75,000 shares of Series B Convertible Preferred Stock to RedDiamond Partners LLC, and another 75,000 shares of Series B Convertible Preferred Stock to SEG-RedaShex, LLC for $150,000 in total. Pursuant to the sale, the purchasers have the right to participate in any future financing up to 100% of the financing for the next 12 months. We also agreed to refrain from issuing any shares of common stock or equivalents for 30 days after the sale. The agreement also prohibits the Company from entering into any agreement involving a Variable Rate Transaction for eight months after the sale. In addition, we agreed to grant the purchasers a most-favored nation provision whereby the purchasers may exchange their shares of Series B Preferred Stock for securities issued in a subsequent financing on the same terms and conditions. The purchasers also have anti-dilution rights that allow them to acquire shares of common stock at a lower conversion price if a person acquires shares of our common stock or equivalents at a price per share lower than the conversion price of the Series B Preferred Stock.

Common Stock

The Company has one billion authorized shares of $0.00001 par value Common Stock, as increased pursuant to an amendment to the articles of incorporation on February 9, 2016.

Common Stock Warrants Exercised (2018)

On November 5, 2018, the Company issued 12,000 shares of common stock pursuant to the exercise of warrants by the Company’s Chairman of the Board at $0.0025 per share for total proceeds of $30.

Common Stock Warrants Exercised (2017)

On November 22, 2017, the Company issued 28,000 shares of common stock pursuant to the exercise of warrants by the Company’s CEO at $0.0025 per share for total proceeds of $70.

Securities Purchase Agreement (2017)

On March 30, 2017, we entered into a Securities Purchase Agreement (the “Purchase Agreement”) by and between the Company and each of The Special Equities Group, LLC, RDW Capital LLC, and DiamondRock, LLC (each a “Purchaser” and collectively, the “Purchasers”) to sell our common stock and warrants at a fixed price. Pursuant to the Purchase Agreement, we received from the Purchasers an aggregate of $300,000, net of $15,000 of offering costs, in exchange for 160,000 shares of our common stock, warrants to purchase up to 160,000 shares of our common stock at an exercise price of $7.50 (“Series A Warrants”) and warrants to purchase up to 160,000 shares or our common stock at an exercise price of $12.50 (“Series B Warrants”). Both the Series A Warrants and Series B Warrants issued pursuant to the Purchase Agreement are exercisable immediately upon receipt and have a term of three years. In addition, the Purchaser is entitled to a one-time price reset on the purchase price of the common stock of each tranche to the lower of (i) $5.00 or (ii) a 50% discount to the average of the three lowest closing prices in the 20 trading days prior to the reset date, which is the earlier of (i) the 7 month anniversary of the closing of each tranche of this transaction or (ii) 20 trading days after the effectiveness of each tranche. The embedded value in this reset provision is disclosed further in Note 8.

On May 30, 2017, the Purchasers bought additional shares of our common stock and warrants for $150,000 (the “Second Closing”), in exchange for 30,303,033 shares of our common stock, warrants to purchase up to 121,212 shares of our common stock at an exercise price of $7.50 (“Series A Warrants”) and warrants to purchase up to 121,212 shares or our common stock at an exercise price of $12.50 (“Series B Warrants”). Both the Series A Warrants and Series B Warrants issued pursuant to the Purchase Agreement are exercisable immediately upon receipt and have a term of three years.

The per share purchase price of the Second Closing was the lesser of (i) $5.00, subject to certain adjustments for stock splits and other similar transactions, or (ii) 50% of the closing price on the trading day immediately prior to the date of sale. The total number of shares to be sold in the Second Closing were determined by dividing the total purchase amount of each closing (i.e., $150,000) by the per share purchase price.

The Purchase Agreement limits each Purchaser to beneficial ownership of our common stock of no more than 9.99%. The Purchasers also have certain anti-dilution rights in the Purchase Agreement for a period of 12 months. These rights allow the Purchasers to exchange their shares of common stock received pursuant to the Purchase Agreement for additional shares on the same terms and conditions of a subsequent financing.

On August 8, 2017, the Company and each of the three Purchasers also entered into exchange agreements whereby the Purchasers exchanged (i) the 53,333 Series A Warrants purchased in the First Closing, (ii) the 53,333 Series B Warrants purchased in the First Closing, and (iii) the 40,404 shares of common stock purchased in the Second Closing (the “Exchange Securities”) for a $50,000 convertible note (aggregate $150,000) issued by the Company, bearing interest at 8% interest and maturing on November 30, 2017. The notes are convertible at 50% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date.

Registration Rights Agreement (2017)

On March 30, 2017, we entered into a Registration Rights Agreement with the Purchasers in connection with the Purchase Agreement. In the Registration Rights Agreement, we agreed to prepare and file a registration statement with the Securities and Exchange Commission covering the resale of all of the shares of common stock sold to the Purchasers and the shares issuable upon exercise of the Series A Warrants and Series B Warrants. We agreed to file an initial registration statement as promptly as possible and have it declared effective no later than June 28, 2017 (or July 28, 2017 if the registration statement was reviewed by the Securities and Exchange Commission) and keep it continuously effective until the securities are sold or may be sold under Rule 144 of the Securities Act without volume or manner-of-sale restrictions. If all of the securities cannot be registered on one registration statement, we agreed to file subsequent registration statements to register the remaining securities as promptly as allowed. The registration statement was subsequently withdrawn on July 24, 2017 and the Purchase Agreement was amended on August 8, 2017 to change the terms of the third closing to an aggregate of $150,000 of convertible notes, bearing interest at 8%, convertible at 50% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date.

Common Stock Issuances for Debt Conversions (2018)

On December 31, 2018, the Company granted 276,960 shares of common stock pursuant to the conversion of $5,345 of principal from the Second Diamond Rock Note. The shares were subsequently issued on January 1, 2019. As such, the $5,345 was presented as a subscription payable at December 31, 2018. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On December 12, 2018, the Company issued 258,193 shares of common stock pursuant to the conversion of $6,506 of interest from the First SEG Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On December 12, 2018, the Company issued 220,000 shares of common stock pursuant to the conversion of $4,598 of principal from the Second Diamond Rock Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On November 30, 2018, the Company issued 211,550 shares of common stock pursuant to the conversion of $8,462 of principal from the First Diamond Rock Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On November 12, 2018, the Company issued 150,000 shares of common stock pursuant to the conversion of $7,650 of principal from the First SEG Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On November 5, 2018, the Company issued 190,000 shares of common stock pursuant to the conversion of $8,075 of principal from the First Diamond Rock Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On October 25, 2018, the Company issued 175,000 shares of common stock pursuant to the conversion of $8,750 of principal from the First Diamond Rock Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On October 16, 2018, the Company issued 202,702 shares of common stock pursuant to the conversion of $13,500 of principal from the First SEG Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On October 12, 2018, the Company issued 175,000 shares of common stock pursuant to the conversion of $9,712 of principal from the First Diamond Rock Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On October 3, 2018, the Company issued 111,940 shares of common stock pursuant to the conversion of $7,500 of principal from the First Diamond Rock Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On September 24, 2018, the Company issued 172,176 shares of common stock pursuant to the conversion of $12,500 of principal from the First SEG Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On September 18, 2018, the Company issued 136,986 shares of common stock pursuant to the conversion of $10,000 of principal from the First Red Diamond Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On September 5, 2018, the Company issued 138,889 shares of common stock pursuant to the conversion of $12,500 of principal from the First Red Diamond Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On August 23, 2018, the Company issued 82,001 shares of common stock pursuant to the conversion of $4,920 of principal from the Third Red Diamond Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On August 20, 2018, the Company issued 160,000 shares of common stock pursuant to the conversion of $9,600 of principal from the First SEG Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On August 15, 2018, the Company issued 100,000 shares of common stock pursuant to the conversion of $6,000 of principal from the Third Red Diamond Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On August 9, 2018, the Company issued 83,333 shares of common stock pursuant to the conversion of $5,000 of principal from the Third Red Diamond Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On July 27, 2018, the Company issued 83,333 shares of common stock pursuant to the conversion of $10,000 of principal from the Third Red Diamond Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On January 29, 2018, the Company issued 106,238 shares of common stock pursuant to the conversion of $40,000 of principal from the Second SEG Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On January 3, 2018, the Company issued 76,923 shares of common stock pursuant to the conversion of $25,000 of principal from the First RDW Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

Common Stock Issuances for Debt Conversions (2017)

On various dates between October 31, 2017 and December 26, 2017, the Company issued a total of 228,775 shares of common stock pursuant to the conversion of an aggregate of $100,000 of principal, among the First and Second RDW, SEG and Diamond Rock Notes. The notes were converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On various dates between January 10, 2017 and March 13, 2017, the Company issued a total of 568,593 shares of common stock pursuant to the conversion of an aggregate of $323,197, consisting of $302,480 of principal and $20,717 of interest, among the Second, Fifth and Seventh Redwood Notes. The notes were converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

Common Stock Issuances on Stock Purchase Agreement (2017)

On February 13, 2017, the Company drew down $8,000 on their Stock Purchase Agreement entered into on May 27, 2016, with Redwood and issued 8,000 shares of common stock pursuant to the Seventh Put Notice.

On January 10, 2017, the Company drew down $10,323 on their Stock Purchase Agreement entered into on May 27, 2016, with Redwood and issued 12,588 shares of common stock pursuant to the Sixth Put Notice.

Common Stock Issuances for Services (2017)

On December 6, 2017, we agreed to issue a total of 545,882 shares of our common stock to The Special Equities Group, LLC, RDW Capital, LLC and DiamondRock, LLC as compensation, of which a total of 291,180 shares were issued immediately with an aggregate fair value of $313,018 based on the closing price of the Company’s common stock on the date of grant, and the other 254,703 shares were subsequently issued on various dates between January 17, 2018 and February 13, 2018. The aggregate fair value of the shares issued subsequent to December 31, 2017 was $273,805.

On August 25, 2017, we agreed to issue 36,000 shares of our common stock to a third-party for consulting services rendered. The shares were subsequently issued on December 1, 2017. The total fair value of the common stock was $84,600 based on the closing price of the Company’s common stock on the date of grant.

Common Stock Issuances on Subscriptions Payable (2018)

On various dates from January 17, 2018 through February 13, 2018, the Company issued a total of 254,703 shares to The Special Equities Group and DiamondRock, LLC as compensation valued at $273,805 awarded on December 6, 2017.